Exhibit 99.1

Hana SBL Loan Trust 2016-1

Unguaranteed SBA 7(a) Loan-Backed Notes, Series 2016-1

Sample Loan Agreed-Upon Procedures

Report To:

Hana Small Business Lending, Inc.

Guggenheim Securities, LLC

21 June 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hana Small Business Lending, Inc. 1000 Wilshire Boulevard #2000 Los Angeles, California 90017 Guggenheim Securities, LLC 330 Madison Avenue New York, New York 10017

Re:	Hana SBL Loan Trust 2016-1 (the “Trust”)
Unguaranteed SBA 7(a) Loan-Backed Notes, Series 2016-1 (the “Notes”)
Sample Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Hana ABS 2016-1, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to certain undivided beneficial ownership interests (the “Unguaranteed Interests”) in the right to receive payments and other recoveries attributable to the unguaranteed portions of loans (the “SBA 7(a) Loans”) relating to the Hana SBL Loan Trust 2016-1 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Hana Small Business Lending, Inc. (the “Originator”), on behalf of the Depositor, provided us with:

a.	Imaged copies of:
i.	The U.S. small business administration note (the “Note”),
ii.	Certain printed screen shots from the Originator’s computerized loan servicing system (the “System Screen Shots”) and
iii.	The change in terms agreement, as applicable (the “Change In Terms Agreement,” together with the Note and System Screen Shots, the “Source Documents”)

relating to the Sample Loans (as defined in Attachment A),

b.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined herein), which are listed on Exhibit 1 to Attachment A, and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Guggenheim Securities, LLC

(the “Initial Purchaser”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Hana - Collateral Tape (fully Funded)_0430-Del13loans - SORTED.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 30 April 2016 (the “Preliminary Cut-off Date”) on certain undivided beneficial ownership interests (the “Preliminary Unguaranteed Interests”) and corresponding loans (the “Preliminary SBA 7(a) Loans”) and
ii.	Labeled “Collateral Tape(fully Funded)_05312016 - v4.xlsb” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”) that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 31 May 2016 (the “Statistical Calculation Date”) on the Unguaranteed Interests and the corresponding SBA 7(a) Loans and
b.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, Sample Characteristics, Provided Data Files and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Originator or Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Unguaranteed Interests, Unguaranteed Interests, Preliminary SBA 7(a) Loans or SBA 7(a) Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator or Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Unguaranteed Interests or SBA 7(a) Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Unguaranteed Interests or SBA 7(a) Loans,
iii.	Whether the originator of the Unguaranteed Interests or SBA 7(a) Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Unguaranteed Interests or SBA 7(a) Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 June 2016

Procedures performed and our associated findings

1.	As instructed by the Originator, on behalf of the Depositor, we selected the 100 largest Preliminary Unguaranteed Interests from the Preliminary Data File (the “Sample Loans”), based on the current unguaranteed balance as shown on the Preliminary Data File. For the purpose of this procedure, the Originator, on behalf of the Depositor, did not inform us as to the basis for how they determined the selection criteria for the Sample Loans they instructed us to select from the Preliminary Data File.

For the purpose of this procedure, the 100 Sample Loans are referred to as Sample numbers 1 through 100.

2.	For each Sample Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.	For each loan on the Preliminary Data File, we compared the loan number (the “Loan Number”), as shown on the Preliminary Data File, to the corresponding Loan Number on the Data File and noted that:
a.	All of the SBA 7(a) Loans included on the Data File were included on the Preliminary Data File,
b.	Five (5) of the Preliminary SBA 7(a) Loans included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Loans”) and
c.	None of the Removed Preliminary Loans were Sample Loans.

4.	For each Sample Loan, we compared the Sample Characteristics (except for the current unguaranteed balance Sample Characteristic, which the Originator, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Cut-off Date and Statistical Calculation Date), all as shown on the Preliminary Data File, to the corresponding information on the Data File. Except for the information listed on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan number	Note	i.

Borrower name	Note	ii.

Initial margin	Note

Original balance	(a) Note or (b) Change In Terms Agreement	iii., iv.

Note date	(a) Note or (b) System Screen Shots	v., vi., vii.

Current unguaranteed balance	System Screen Shots and recalculation	viii., ix.

Maturity date	System Screen Shots

Original term	System Screen Shots

State	System Screen Shots

NAICS code	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the borrower name Sample Characteristic for each Sample Loan, the Originator, on behalf of the Depositor, instructed us to note agreement if one of the borrower names, as shown on the Note, matched the borrower name, as shown on the Data File and to ignore differences due to truncation or spelling.

iii.	For the purpose of comparing the original balance Sample Characteristic for each Sample Loan (except for Sample Loan number 59), the Originator, on behalf of the Depositor, instructed us to use the Note as the Source Document.

iv.	For the purpose of comparing the original balance Sample Characteristic for Sample Loan number 59, the Originator, on behalf of the Depositor, instructed us to use the Change In Terms Agreement as the Source Document.

Exhibit 1 to Attachment A

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 Notes: (continued)

v.	For the purpose of comparing the note date Sample Characteristic for each Sample Loan, the Originator, on behalf of the Depositor, instructed us to note agreement if the month and year of the note date, as shown on the corresponding Source Document, matched the month and year of the note date, as shown on the Preliminary Data File.

vi.	For the purpose of comparing the note date Sample Characteristic for each Sample Loan (except for Sample Loan number 29), the Originator, on behalf of the Depositor, instructed us to use the Note as the Source Document.

vii.	For the purpose of comparing the note date Sample Characteristic for Sample Loan number 29, the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

viii.	For the purpose of comparing the current unguaranteed balance Sample Characteristic for each Sample Loan (except for Sample Loan numbers 75 and 82), the Originator, on behalf of the Depositor, instructed us to recalculate the current unguaranteed balance as the product of:
(a)	25% and
(b)	The balance prior to the Preliminary Cut-off Date, as shown on the System Screen Shots,

rounded to the second decimal place (XX.XX).

The Originator, on behalf of the Depositor, further instructed us to ignore differences of +/- $0.01 or less for the purpose of this comparison.

ix.	For the purpose of comparing the current unguaranteed balance Sample Characteristic for Sample Loan numbers 75 and 82, the Originator, on behalf of the Depositor, instructed us to recalculate the current unguaranteed balance as the product of:
(a)	10% and
(b)	The balance prior to the Preliminary Cut-off Date, as shown on the System Screen Shots,

rounded to the second decimal place (XX.XX).

The Originator, on behalf of the Depositor, further instructed us to ignore differences of +/- $0.01 or less for the purpose of this comparison.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

79	State	SC	NC

Exhibit 3 to Attachment A

Sample Characteristic Difference

Between the Preliminary Data File and Data File

Sample Loan Number	Sample Characteristic	Preliminary Data File Value	Data File Value

79	State	SC	NC